LEASES - Future Minimum Finance Lease Payments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Future minimum finance lease payments
2019	$ 274
2020	235
2021	153
2022	29
Total lease payments	691
Less: imputed interest	(104)
Present value of lease liabilities	587
Less: current portion of lease liabilities	(206)
Noncurrent lease liabilities	381
Operating lease expense under prior accounting guidance of ASC 840	$ 70